Income Taxes (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 14, 2022	May 02, 2022	Mar. 31, 2022	Nov. 26, 2021	Mar. 04, 2021
Income Taxes [Line Items]
Capital lossess carried forward	$ 15,396,000
Company issued	54,484,848	$ 54,484,848	$ 3,707,500	$ 907,519	$ 45,943,854		$ 1,052,632
Flow per share (in Dollars per share)				$ 0.931			$ 0.91
Proceeds			2,225,475	$ 844,900			$ 960,000
Flow through amount	$ 185,872	185,872	$ 594,175	$ 155,186			$ 160,000
Share issued (in Shares)			2,040,000
Issued price per share (in Dollars per share)			$ 0.625			$ 0.25
Share recognized (in Shares)			1,667,500
Recognized per share (in Dollars per share)			$ 0.57
		1,071,389
Additional qualified expenditures		2,774,233
Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Qualified expenditures		775,247
0.91 Price [Member] | Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Qualified expenditures		245,000
0.625 Price [Member] | Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Qualified expenditures		$ 51,142